Other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2019
Other payables and accrued expenses
	December 31,
	2019	2018
	US$’000	US$’000

Dividend payables	80	80
Deposits received from customers	31	73
Rental deposit received	12	5
Other payables	941	1,068
Other tax payables	78	24
	1,142	1,250

ZHEJIANG TIANLAN
Other payables and accrued expenses
	December 31,
	2019	2018
	RMB’000	RMB’000

Accrued expenses	5,312	5,348
Other payables	2,271	1,829
Deferred income	-	9,201

	7,583	16,378